Going Concern (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Going Concern
Incurred recurring operating losses including net losses	¥ 41,000			¥ 83,000	¥ 166,500
Net cash used in operating activities	11,088	$ 1,527	¥ 52,408	74,900	109,700
Accumulated deficit	1,273,781			1,233,106		$ 175,278
Cash and cash equivalents	¥ 5,000		¥ 21,941	¥ 9,564	¥ 69,895	$ 689	$ 1,316